S000049700 [Member] Investment Risks - Bridge Builder International Equity Fund	Jun. 30, 2026
Equity Securities Risk [Member]
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Equity Securities Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, and/or economic conditions.

Active Management Risk [Member]
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Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives.

Foreign Securities Risk [Member]
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Foreign Securities Risk. The risks of investing in foreign securities, including through ADRs and GDRs, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, terrorism, armed conflicts and other geopolitical events, additional or fewer government regulations, the imposition of tariffs and other restrictions on trade or economic sanctions, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Geopolitical or other events such as nationalization or expropriation could cause the loss of the Fund’s entire investment in one or more countries. In addition, periodic U.S. government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Currency Risk [Member]
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Currency Risk. As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

Geographic Focus Risk [Member]
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Geographic Focus Risk. To the extent that a significant portion of the Fund’s portfolio is invested in the securities of companies in a particular country or region, the Fund will be subject to greater risk of loss and price volatility than a fund holding more geographically diverse investments. The Fund may invest significant portions of its assets in the United Kingdom (the “UK”) and Japan, and therefore, the economic, political, social and environmental conditions of the UK and Japan generally will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

American Depositary Receipts or Global Depositary Receipts Risk [Member]
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American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs are subject to many of the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Cash Equitization Risk [Member]
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Cash Equitization Risk. A portion of the Fund’s assets may use derivatives to obtain equity market exposure for cash held by the Fund. If the markets or indexes to which the derivatives provide exposure decline, the Fund may incur losses that it would not have incurred had the cash remained uninvested or been invested in cash equivalents. The strategy may not provide the intended exposure, replicate the target benchmarks, or replicate the performance of the applicable market or index due to instrument selection, differences between prices in the index futures market and the stock market, financing and margin considerations, roll and transaction costs, market movements, cash flows, or implementation timing. Inaccurate, incomplete, or delayed information concerning cash balances, cash flows, intended exposures, or investment guidelines, as well as errors in implementing or adjusting the strategy, may cause the Fund’s actual exposure to differ from its intended exposure.

Completion Portfolio Risk [Member]
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Completion Portfolio Risk. RIM manages a portion of the Fund’s assets as a completion portfolio to seek to achieve the Adviser’s preferred overall portfolio positioning for the Fund. Investments, including derivatives such as futures contracts, forwards and swaps, in the completion portfolio may be purchased or retained primarily for their contribution to the Fund’s desired market, sector, industry, style, factor, country, currency or other exposures rather than based on their individual investment merits or expected performance. Accordingly, the Fund may hold securities that perform poorly or that would not otherwise be selected under a security-specific, active investment approach. The completion portfolio may not achieve the intended exposures or results and could adversely affect the Fund’s performance.

Counterparty Risk [Member]
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Counterparty Risk. When the Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

Derivatives Risks [Member]
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Derivatives Risk. An investment in derivatives (such as futures contracts, forward contracts, options, currency forwards and total return swaps) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below. The Fund’s use of swaps and forward contracts is also subject to counterparty risk, which is described above.

Emerging Markets Securities Risk [Member]
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Emerging Markets Securities Risk. A fund that invests a significant portion of its assets in the securities of issuers based in countries with “emerging market” economies is subject to greater levels of foreign investment risk than a fund investing primarily in more-developed foreign markets since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, the risks of investing in developed foreign countries.

Growth Style Risk [Member]
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Growth Style Risk. The Fund is managed partially in a growth investment style. Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Growth stocks are stocks of companies expected to increase revenues and earnings at a faster rate than their peers.

Investment Company and Exchange Traded Fund Risk [Member]
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Investment Company and Exchange-Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Investment Strategy Risk [Member]
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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

Issuer Specific Risk [Member]
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●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

Larger Company Risk [Member]
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Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk [Member]
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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

Multi Manager and Multi Style Management Risk [Member]
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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub-advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub-advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub-advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

Quantitative Investing Risk [Member]
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Quantitative Investing Risk. To the extent that a Sub-adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns.

Real Estate Investment Trusts Risk [Member]
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●	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

Redemption Risk [Member]
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Redemption Risk. The Fund may experience losses or realize taxable gains when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Large redemptions of the Fund’s shares may force the Fund to sell securities at times when it would not otherwise do so and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Regulatory and Judicial Risk [Member]
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Regulatory and Judicial Risk. The regulation of securities markets, transactions and portfolio companies is subject to change. Such regulatory changes and judicial actions could have a substantial adverse effect on the Fund’s performance.

Sector Focus Risk [Member]
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Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more diversified across numerous sectors.

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Financials Sector Risk. From time to time, the Fund may focus its investments in the financials sector. The financials sector can be significantly affected by changes in the interest rates, government regulation, the rate of defaults on corporate, consumer and governmental debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financials sector. For example, events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur losses.

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Industrials Sector Risk. From time to time, the Fund may focus its investments in the industrials sector. The industrials sector predominantly consists of the capital goods, transportation and commercial services industries. These areas of the economy can be more cyclically sensitive, given the dependence on capital expenditure company spending. For instance, in a cyclical downturn companies may decrease their planned spending on machinery, building products and electrical equipment leading industrials companies to incur losses.

Smaller Company Risk [Member]
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Smaller Company Risk. Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

Value Style Risk [Member]
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Value Style Risk. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

Market Risks [Member]
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Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Risk Lose Money [Member]
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Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.